Financial Statement Schedule I Condensed Financial Information of Parent Company - CONVENIENCE TRANSLATION - Additional Information (Details)	Dec. 31, 2018 ¥ / $
Foreign currency exchange rate	6.8755
Parent Company
Foreign currency exchange rate	6.8755